Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Property and Equipment
Cost	$ 44,913	$ 42,091
Accumulated depreciation	30,864	28,584
Net	14,049	13,507
Computer equipment and software
Property and Equipment
Cost	41,039	38,362
Accumulated depreciation	27,382	25,220
Furniture and fixtures
Property and Equipment
Cost	698	581
Accumulated depreciation	504	480
Leasehold improvements
Property and Equipment
Cost	746	718
Accumulated depreciation	611	587
Equipment installed with customers
Property and Equipment
Cost	2,430	2,430
Accumulated depreciation	$ 2,367	$ 2,297